LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Current borrowings	R$ 2,043,386	R$ 6,227,951
Loans and financing	70,856,496	57,456,375
Total borrowings	72,899,882	63,684,326	R$ 35,737,509
Interest on financing, current	935,010	886,886
Interest on financing, non-current		136,799
Interest on financing	935,010	1,023,685
Non-current funding, current	1,108,376	5,341,065
Non-current funding, non-current	70,856,496	57,319,576
Non-current funding	71,964,872	62,660,641
Foreign
LOANS, FINANCING AND DEBENTURES
Current borrowings	1,502,691	2,664,833
Loans and financing	56,657,248	42,834,771
Total borrowings	R$ 58,159,939	45,499,604
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.84%
Current borrowings	R$ 2,506	26,307
Loans and financing	24,486	27,620
Total borrowings	R$ 26,992	53,927
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.33%
Current borrowings	R$ 779,046	640,177
Loans and financing	37,232,554	27,375,673
Total borrowings	38,011,600	28,015,850
Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 19,400,208
Foreign | Export credits (ACC - pre-payment) | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	1.64%
Current borrowings	R$ 718,623	1,994,868
Loans and financing	19,400,208	15,431,478
Total borrowings	20,118,831	17,426,346
Foreign | Others
LOANS, FINANCING AND DEBENTURES
Current borrowings	2,516	3,481
Total borrowings	2,516	3,481
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Current borrowings	540,695	3,563,118
Loans and financing	14,199,248	14,621,604
Total borrowings	R$ 14,739,943	18,184,722
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.94%
Current borrowings	R$ 29,115	39,325
Loans and financing	47,177	77,333
Total borrowings	R$ 76,292	116,658
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.77%
Current borrowings	R$ 276,441	283,658
Loans and financing	1,254,222	1,517,649
Total borrowings	R$ 1,530,663	1,801,307
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.04%
Current borrowings	R$ 25,535	18,404
Loans and financing	522,367	441,233
Total borrowings	R$ 547,902	459,637
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.50%
Current borrowings	R$ 98,531	78,458
Loans and financing	1,068,959	718,017
Total borrowings	1,167,490	796,475
Domestic (Brazil) | FINAME | TJLP/Fixed
LOANS, FINANCING AND DEBENTURES
Current borrowings		4,781
Loans and financing		9,564
Total borrowings		14,345
Domestic (Brazil) | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Current borrowings		37,815
Loans and financing		156,904
Total borrowings		194,719
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 3,025,527
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.59%
Current borrowings	R$ 32,156	2,860,938
Loans and financing	3,025,527	2,952,451
Total borrowings	3,057,683	5,813,389
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 1,275,045
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.52%
Current borrowings	R$ 15,184	131,914
Loans and financing	1,275,045	1,270,065
Total borrowings	1,290,229	1,401,979
Domestic (Brazil) | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 273,578
Domestic (Brazil) | Rural Producer Certificate | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.81%
Current borrowings	R$ 2,738	5,840
Loans and financing	273,578	273,303
Total borrowings	276,316	279,143
Domestic (Brazil) | Export credits ("Pre-payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 1,313,661
Domestic (Brazil) | Export credits ("Pre-payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.62%
Current borrowings	R$ 77,570	77,694
Loans and financing	1,313,661	1,312,586
Total borrowings	1,391,231	1,390,280
Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 5,415,061
Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Current borrowings		76,596
Loans and financing		475,905
Total borrowings		552,501
Domestic (Brazil) | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.12%
Current borrowings	R$ 7,590	9,997
Loans and financing	5,415,061	5,412,035
Total borrowings	5,422,651	5,422,032
Domestic (Brazil) | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 3,651
Domestic (Brazil) | Others Revolving Cost Working Capital And Industrial Development Fund | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	0.40%
Current borrowings	R$ (24,165)	(62,302)
Loans and financing	3,651	4,559
Total borrowings	R$ (20,514)	R$ (57,743)